Stockholders Equity (Details) - USD ($)			12 Months Ended
	Dec. 10, 2021	Nov. 12, 2021	Dec. 31, 2021	Dec. 31, 2020
Stockholders Equity (Details) [Line Items]
Common stock shares authorized			300,000,000	300,000,000
Common stock shares par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock shares issued			19,753,852	10,000,000
Common stock, voting rights			one
Gross proceeds (in Dollars)		$ 20,699,996
Offering costs (in Dollars)		$ 2,755,344
Warrant exercised			387,867	0
Warrants outstanding			4,749,723	0
Common Stock [Member]
Stockholders Equity (Details) [Line Items]
Common stock shares authorized			300,000,000
Sale of units			387,867
IPO [Member]
Stockholders Equity (Details) [Line Items]
Common stock shares issued		1
Shares		4,987,951
Per unit (in Dollars per share)		$ 4.15
Redeemable Public Warrant (in Dollars)		$ 1
Warrants		149,639
Exercise price (in Dollars per share)		$ 5.1875
Expiration term		5 years
Private Placement [Member]
Stockholders Equity (Details) [Line Items]
Warrants	131,158
Expiration term	5 years
Warrant exercised			0
Warrants outstanding			5,596,061	0
Sale of units	4,371,926
Total shares	5,464,903
Stock Purchase Warrants [Member]
Stockholders Equity (Details) [Line Items]
Expiration term			5 years
Redeemable Public Warrant [Member]
Stockholders Equity (Details) [Line Items]
Common stock shares par value (in Dollars per share)		$ 4.81375
Common stock shares issued		1
Expire period		5 years
Redeemable Public Warrant [Member] | Private Placement [Member]
Stockholders Equity (Details) [Line Items]
Common stock purchased percentage	125.00%
PIPE [Member]
Stockholders Equity (Details) [Line Items]
Exercise price (in Dollars per share)	$ 4.97
Expiration term	5 years
PIPE [Member] | Private Placement [Member]
Stockholders Equity (Details) [Line Items]
Common stock shares par value (in Dollars per share)	$ 0.0001
Common stock shares issued	1
Gross proceeds (in Dollars)	$ 21,278,472
Redeemable Public Warrant (in Dollars)	1
Offering costs (in Dollars)	$ 1,499,858
Per unit (in Dollars per share)	$ 4.97
Before Shareholder Approval [Member]
Stockholders Equity (Details) [Line Items]
Per share (in Dollars per share)	4.8
After Shareholder Approval [Member]
Stockholders Equity (Details) [Line Items]
Per share (in Dollars per share)	$ 1